Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($) $ / shares	Dec. 31, 2017 ARS ($) $ / shares shares	Nov. 01, 2017 $ / shares
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%	25.00%
Increase in financial expense	$ 1,500,000	$ 3,700,000
Increase (decrease) in working capital			$ (2,528,970,000)
Increased capital			$ 151,390,644	$ 151,390,644
Par value per share | $ / shares			$ 0.1	$ 0.10	$ 0.10
Stock price | $ / shares	$ 3.8
Loan [member] | Level 3 of fair value hierarchy [member]
Disclosure of interest rate risk [line items]
Estimated fair value of loans				$ 4,127,000
Additional paid-in capital [member]
Disclosure of interest rate risk [line items]
Increased number of shares | shares	30,000,000			30,000,000
Increased capital	$ 114,000,000
Par value per share | $ / shares	$ 0.1
BADLAR Plus 1 [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%			1.00%
Increase in financial expense		$ 6,300,000
LIBOR [Member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%			1.00%
Average interest rate [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%			1.00%